ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

14.  ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

	Note	2025	2024
Trade and accruals		$627.2	$696.7
Amounts payable to affiliated corporations	25	85.4	69.4
Salaries and employee benefits		135.2	128.9
Interest payable		73.3	72.6
Provisions and other		32.3	13.8
		$953.4	$981.4